Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2. Going Concern

At June 30, 2020, the Company’s history of losses required management to assess its ability to continue operating as a going concern, according to ASC 2015-40, Going Concern. Even after the disposal of the Company’s BioPharma Business and Clinical Business discussed in Note 1, the Company does not project that cash at June 30, 2020 will be sufficient to fund normal operations for the twelve months from the issuance of these financial statements in the Quarterly Report on Form 10-Q. The Company’s ability to continue as a going concern is dependent on reduced losses and improved future cash flows. Alternatively, the Company may be required to raise additional equity or debt capital, or consummate other strategic transactions. The Company is continuing to evaluate strategic options, with the assistance of an investment bank, which could include the sale of assets, a merger, reverse merger or strategic transaction. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months from the issuance of these financial statements in the Quarterly Report on Form 10-Q. The Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all.

The condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

On March 11, 2020 the World Health Organization declared the novel strain of coronavirus (“COVID-19”) a global pandemic and recommended containment and mitigation measures worldwide. In addition, the Company is located in New Jersey and was under a shelter-in-place mandate. Many of the Company’s customers worldwide were similarly impacted. The global outbreak of the COVID-19 continues to rapidly evolve, and the extent to which the COVID-19 may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease. As a healthcare provider, the Company is still providing Discovery Services and has yet to experience a significant slowdown in its project work; however, the future of many projects may be delayed. The Company continues to vigilantly monitor the situation with its primary focus on the health and safety of its employees and clients.

In response to COVID-19, the Australian government has provided the Company various grants totaling $105 thousand. The Job Keeper Allowance was provided to supplement employee wages and totaled $55 thousand. An additional $43 thousand relates to cash boost payments received as a reimbursement of payroll taxes. The final $7 thousand relates to small business grants. These grants are recorded as other income.

Note 2. Going Concern

At December 31, 2019, the Company’s history of losses required management to assess its ability to continue operating as a going concern, according to ASC 205-40, Going Concern. Even after the disposal of its BioPharma Business and Clinical Business discussed in Note 1, the Company does not project that cash at December 31, 2019 will be sufficient to fund normal operations for the twelve months from the issuance of these financial statements in the Annual Report on Form 10-K. The Company’s ability to continue as a going concern is dependent on reduced losses and improved future cash flows. Alternatively, the Company may be required to raise additional equity or debt capital, or consummate other strategic transactions. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

On March 11, 2020 the World Health Organization declared the novel strain of coronavirus (“COVID-19”) a global pandemic and recommended containment and mitigation measures worldwide. In addition, as the Company is located in New Jersey, it is currently under a shelter-in-place mandate and many of its customers worldwide are similarly impacted. The global outbreak of the COVID-19 continues to rapidly evolve, and the extent to which the COVID-19 may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease. As a healthcare provider, the Company is still providing Discovery Services and has yet to experience a slowdown in its project work, however, the future of many projects may be delayed. The Company continues to vigilantly monitor the situation with its primary focus on the health and safety of its employees and clients.